UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 08, 2003

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		42

FORM 13F Information Table Value Total:	$114,720,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2469    80301 SH       SOLE                    80301
ASML Holding N V               COM              N07059111     3306   345455 SH       SOLE                   134460            210995
Affymetrix                     COM              00826T108     1456    73893 SH       SOLE                    17313             56580
Altria Group, Inc.             COM              718154107      371     8174 SH       SOLE                     8174
Amdocs                         COM              G02602103     3252   135491 SH       SOLE                    33736            101755
Barr Labs                      COM              068306109     3888    59359 SH       SOLE                     2167             57192
Bio Reference Lab              COM              09057G602      117    17280 SH       SOLE                     7630              9650
Biovail Corporation            COM              09067J109    14712   312625 SH       SOLE                   143920            168705
Brigham Exploration            COM              109178103      108    21590 SH       SOLE                     1400             20190
Business Objects ADR           COM              12328X107     5177   236818 SH       SOLE                    78322            158496
CR Bard                        COM              067383109     2600    36467 SH       SOLE                    12067             24400
Concord Camera                 COM              206156101     4118   591650 SH       SOLE                   185180            406470
Dell Inc.                      COM              247025109      967    30360 SH       SOLE                    30360
Ditech                         COM              25500M103      510   104885 SH       SOLE                                     104885
Federal Nat'l Mtg.             COM              313586109      675    10010 SH       SOLE                    10010
Flir Systems                   COM              302445101    10731   356400 SH       SOLE                   120846            235554
General Electric               COM              369604103     1320    46034 SH       SOLE                    46034
Home Depot                     COM              437076102      427    12884 SH       SOLE                    12884
Intel Corp.                    COM              458140100     1189    57132 SH       SOLE                    57132
Jetblue Airways                COM              477143101     2432    57940 SH       SOLE                    20700             37240
KV Pharmaceutical Cl A         COM              482740206    13161   473431 SH       SOLE                   200191            273240
Kraft Foods Inc Class A        COM              50075N104      349    10727 SH       SOLE                    10727
Lehman Brothers Hldgs          COM              524908100     2274    34210 SH       SOLE                                      34210
Lilly Eli                      COM              532457108      416     6032 SH       SOLE                     6032
MFC Bancorp                    COM              55271X202     5022   577322 SH       SOLE                   217007            360315
Mymetics Corp                  COM              62856A102       52   550912 SH       SOLE                   207188            343724
Nextel Communications          COM              65332V103     7336   405991 SH       SOLE                    85886            320105
Novellus Systems               COM              670008101     6193   168986 SH       SOLE                    58806            110180
Pfizer                         COM              717081103     1217    35650 SH       SOLE                    35650
Phoenix Technology             COM              719153108      666   116995 SH       SOLE                    43090             73905
Procter & Gamble               COM              742718109      375     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1704    47407 SH       SOLE                    47407
Quest Diagnostics              COM              74834L100      463     7260 SH       SOLE                                       7260
Rainbow Technology             COM              750862104     4046   480497 SH       SOLE                   168102            312395
Scholastic Corp.               COM              807066105     1006    33790 SH       SOLE                                      33790
Scientific Games               COM              80874P109     1979   211695 SH       SOLE                    51310            160385
Seitel Inc.                    COM              816074306      163   741939 SH       SOLE                   369854            372085
Staples Inc.                   COM              855030102     1528    83257 SH       SOLE                    33582             49675
Symantec Corp                  COM              871503108      736    16751 SH       SOLE                       51             16700
Three-Five Systems             COM              88554L108     2034   294745 SH       SOLE                    97716            197029
Veeco Instr                    COM              922417100     2453   144066 SH       SOLE                    36976            107090
Zoll Medical                   COM              989922109     1719    51704 SH       SOLE                    18104             33600